UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                -----------------

Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 555
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
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Title:          Portfolio Manager
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    November 14, 2012
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                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  43
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Form 13F Information Table Value Total:               $175,262
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 9.30.12

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None


APPLE INC.		COM	37833100	31367	47020	SH	SOLE	NONE	0	0	47020
GOOGLE INC		COM	38259P508	11487	15224	SH	SOLE	NONE	0	0	15224
CHEVRON CORP		COM	166764100	11389	97706	SH	SOLE	NONE	0	0	97706
IBM			COM	459200101	9800	47238	SH	SOLE	NONE	0	0	47238
EXXON MOBIL		COM	30231G102	7659	83749	SH	SOLE	NONE	0	0	83749
CHESAPEAKE ENERGY	COM	165167107	6841	362508	SH	SOLE	NONE	0	0	362508
JOHNSON & JOHNSON	COM	478160104	6590	95632	SH	SOLE	NONE	0	0	95632
TARGET CORP		COM	8.76E+110	5872	92510	SH	SOLE	NONE	0	0	92510
GLD: GOLD INDEX		COM	863307104	5795	33716	SH	SOLE	NONE	0	0	33716
COCA COLA		COM	191216100	5762	151915	SH	SOLE	NONE	0	0	151915
CATERPILLAR INC		COM	149123101	5431	63125	SH	SOLE	NONE	0	0	63125
McDONALD'S		COM	580135101	5216	56845	SH	SOLE	NONE	0	0	56845
WALT DISNEY CO.		COM	254687106	4891	93552	SH	SOLE	NONE	0	0	93552
A T & T			COM	00206R102	4109	108996	SH	SOLE	NONE	0	0	108996
NESTLE			COM	641069406	4093	64750	SH	SOLE	NONE	0	0	64750
RANGE RESOURCES		COM	75281A109	4008	57365	SH	SOLE	NONE	0	0	57365
SDS: S&P 500 ultra-shortCOM	74347R883	3985	292350	SH	SOLE	NONE	0	0	292350
FAX: ABERDEEN- ASIA	COM	3009107		3835	492930	SH	SOLE	NONE	0	0	492930
NXP SEMICONDUCTORS	COM	53329578	3661	146375	SH	SOLE	NONE	0	0	146375
PNC FINL CORP 6.125%	PRF	693475857	3601	131100	SH	SOLE	NONE	0	0	131100
FREEPORT MCMORAN	COM	35671D782	3128	79020	SH	SOLE	NONE	0	0	79020
CLEAN ENERGY FUELS	COM	184499101	3089	234580	SH	SOLE	NONE	0	0	234580
US BANCORP 6.50%	PRF	902973833	2875	98800	SH	SOLE	NONE	0	0	98800
MERRILL LYNCH 6.45% C11	PRF	590199204	2522	101300	SH	SOLE	NONE	0	0	101300
TBT: US T-BOND Short	COM	74347R297	2183	140050	SH	SOLE	NONE	0	0	140050
FXI: CHINA INDEX	COM	464287184	1873	54140	SH	SOLE	NONE	0	0	54140
VERIZON COMMUNICATIONS	COM	92343V104	1844	40458	SH	SOLE	NONE	0	0	40458
CAPITAL ONE FINL 6.00%	PRF	14040H402	2289	91500	SH	SOLE	NONE	0	0	91500
KKR FIN'L 8.375% C16	PRF	48248A405	1122	39500	SH	SOLE	NONE	0	0	39500
MORGAN STANLEY 6.6% C11	PRF	61750K208	1062	42638	SH	SOLE	NONE	0	0	42638
FACEBOOK INC		COM	30303M102	914	42190	SH	SOLE	NONE	0	0	42190
CARRIZO OIL & GAS	COM	144577103	885	35390	SH	SOLE	NONE	0	0	35390
BIOTECHNOLOGY INDEX FUNDCOM	3.37E+207	825	17780	SH	SOLE	NONE	0	0	17780
CITIGROUP 6.10% C08	PRF	173064205	815	32800	SH	SOLE	NONE	0	0	32800
HASBRO INC		COM	418056107	801	20975	SH	SOLE	NONE	0	0	20975
LONG DOLLAR/SHORT EURO	COM	74347W882	767	38125	SH	SOLE	NONE	0	0	38125
ARMOUR RESIDENTIAL REIT	COM	42315101	617	80500	SH	SOLE	NONE	0	0	80500
AEGON 3mo+87.50 bps C10	PRF	7924509		532	22500	SH	SOLE	NONE	0	0	22500
METLIFE 3mo+100bps C10	PRF	59156R504	481	19300	SH	SOLE	NONE	0	0	19300
ALLIANZ SE DEBT 8.375%	PRF	18805200	401	15500	SH	SOLE	NONE	0	0	15500
GENERAL ELECTRIC	COM	369604103	324	14250	SH	SOLE	NONE	0	0	14250
WELLS FARGO 7.875% C13	PRF	94985V202	274	10600	SH	SOLE	NONE	0	0	10600
CYS INVESTMENTS, INC.	COM	12673A108	251	17800	SH	SOLE	NONE	0	0	17800






